Debt - Assets and Liabilities Related to Asset-backed Debt Arrangements (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Account receivable, net
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	$ 9,535	$ 8,861
Prepaid expenses and other
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	1,045	989
Other assets
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	3,263	2,725
Accounts payable and accrued liabilities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	10	7
Short-term portion of long-term debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	5,494	5,352
Long-term debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	$ 4,892	$ 4,724